Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
IfrsStatementLineItems [Line Items]
Finance costs		$ 1,978	$ 457
Gold bullion loans [member]
IfrsStatementLineItems [Line Items]
Finance costs		693	284
Convertible loans [member]
IfrsStatementLineItems [Line Items]
Finance costs		$ 1,285	$ 173